Income Taxes - Schedule of Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 20, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Investment in partnership	$ 16,951	$ 18,900	$ 0
Tax receivable agreement liability	5,583		0
Net operating loss	1,609		0
Intangibles	618		0
Stock compensation	603		0
Other	229		0
Deferred tax asset	$ 25,593		$ 0